INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2015 (remaining six months)	$ 64	$ 128
2016	128	128
2017	128	128
2018	128	128
2019	128	128
Thereafter	857	857
Total	$ 1,433	$ 1,497